AB Variable Products Series Fund, Inc.

AB Balanced Hedged Allocation Portfolio

Portfolio of Investments

March 31, 2023 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 89.1%
Funds and Investment Trusts – 89.1%(a)
iShares Core MSCI EAFE ETF(b)		326,400	$21,819,840
iShares Core MSCI Emerging Markets ETF		240,800	11,748,632
iShares Core S&P 500 ETF		135,127	55,548,007
iShares Core U.S. Aggregate Bond ETF		289,400	28,835,816
Vanguard Mid-Cap ETF(b)		26,800	5,652,656
Vanguard Real Estate ETF(b)		49,000	4,068,960
Vanguard Small-Cap ETF(b)		21,000	3,980,760
Vanguard Total Bond Market ETF(b)		390,600	28,837,998

Total Investment Companies (cost $165,873,929)			160,492,669

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 2.7%
United States – 2.7%
U.S. Treasury Inflation Index 0.125%, 01/15/2032(c) (cost $5,290,170)	U.S.$	5,261	4,803,775

	Notional Amount

PURCHASED OPTIONS – PUTS – 2.5%
Options on Equity Indices – 2.5%
S&P 500 Index Expiration: Dec 2024; Contracts: 50; Exercise Price: USD 4,200.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	21,000,000	1,775,000
S&P 500 Index Expiration: Dec 2024; Contracts: 35; Exercise Price: USD 4,100.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	14,350,000	1,127,000
S&P 500 Index Expiration: Dec 2024; Contracts: 27; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	10,800,000	783,270
S&P 500 Index Expiration: Dec 2024; Contracts: 20; Exercise Price: USD 4,300.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	8,600,000	781,800

Total Purchased Options - Puts (premiums paid $7,009,410)			4,467,070

PURCHASED OPTIONS – CALLS – 1.0%
Options on Equity Indices – 1.0%
S&P 500 Index Expiration: Dec 2024; Contracts: 15; Exercise Price: USD 4,200.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	6,300,000	706,725

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2024; Contracts: 12; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	4,800,000	$711,060
S&P 500 Index Expiration: Dec 2024; Contracts: 10; Exercise Price: USD 4,300.00; Counterparty: Morgan Stanley & Co., Inc.(d)	USD	4,300,000	413,600

Total Purchased Options - Calls (premiums paid $1,955,535)			1,831,385

	Principal Amount (000)

CORPORATES – INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Services – 0.1%
Chicago Parking Meters LLC 4.93%, 12/30/2025(e) (cost $200,000)	U.S.$	200	195,741

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Gazprom PJSC(e) (f)		31,460	0
LUKOIL PJSC(e) (f)		790	0

			0

Materials – 0.0%
Metals & Mining – 0.0%
MMC Norilsk Nickel PJSC (ADR)(d) (e) (f)		2,540	0

Total Common Stocks (cost $272,698)			0

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(a) (g) (h) (cost $8,195,468)		8,195,468	8,195,468

Total Investments Before Security Lending Collateral for Securities Loaned – 99.9% (cost $188,797,210)			179,986,108

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.4%
Investment Companies – 2.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.75%(a) (g) (h) (cost $4,358,478)		4,358,478	4,358,478

U.S. $ Value

Total Investments – 102.3% (cost $193,155,688)(i)	$184,344,586
Other assets less liabilities – (2.3)%	(4,114,653)

Net Assets – 100.0%	$180,229,933

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
E-Mini Russell 2000 Index Futures	7	June 2023	$634,725	$16,505
MSCI EAFE Futures	30	June 2023	3,144,750	103,010
MSCI Emerging Markets Futures	30	June 2023	1,493,250	49,708
S&P 500 E-Mini Futures	111	June 2023	22,964,512	1,373,979
S&P Mid 400 E-Mini Futures	3	June 2023	758,910	21,847
U.S. Long Bond (CBT) Futures	50	June 2023	6,557,813	284,463
U.S. T-Note 10 Yr (CBT) Futures	536	June 2023	61,598,125	1,542,902

				$3,392,414

(a)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(b)	Represents entire or partial securities out on loan.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of March 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,853,929 and gross unrealized depreciation of investments was $(9,272,617), resulting in net unrealized depreciation of $(5,418,688).

Currency Abbreviations:

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

AB Variable Products Series Fund, Inc.

AB Balanced Hedged Allocation Portfolio

March 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Investment Companies	$160,492,669	$—	$—		$160,492,669
Inflation-Linked Securities	—	4,803,775	—		4,803,775
Purchased Options - Puts	—	4,467,070	—		4,467,070
Purchased Options - Calls	—	1,831,385	—		1,831,385
Corporates - Investment Grade	—	195,741	—		195,741
Common Stocks:
Energy	—	—	0	(a)	—
Materials	—	—	0	(a)	—
Short-Term Investments	8,195,468	—	—		8,195,468
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,358,478	—	—		4,358,478

Total Investments in Securities	173,046,615	11,297,971	0	(a)	184,344,586
Other Financial Instruments(b):
Assets:
Futures	3,392,414	—	—		3,392,414
Liabilities	—	—	—		—

Total	$176,439,029	$11,297,971	$0	(a)	$187,737,000

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2023 is as follows:

Portfolio	Market Value 12/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,692	$14,329	$13,826	$8,195	$88
Government Money Market Portfolio*	1,978	34,013	31,633	4,358	57
Total	$9,670	$48,342	$45,459	$12,553	$145

*	Investments of cash collateral for securities lending transactions.